Employee Benefits - Summary of Amounts and Types of Plan Assets (Detail) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		$ 32,199	$ 10,845
Debt instruments		2,257,498	2,427,879
Total plan assets		2,289,697	2,438,724
Change in the liability for defined benefits
Defined benefit obligations at the beginning of the year		1,535,168,086
Service costs	[1]	41,135,899	22,742,631
Change in financial assumptions	[2]	(266,985,561)	77,094,827
Change in demographic assumptions	[1]	44,085,779	(18,581,935)
For experience during the year	[3]	2,581,184	(41,069,054)
Reductions		0	34,789
Modifications to the pension plan	[4]	19,984,109	1,949,427
Defined benefit liabilities at end of year		1,384,071,648	1,535,168,086
Plan assets [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		32,199	10,845
Debt instruments		2,257,498	2,427,879
Total plan assets		2,289,697	2,438,724	$ 2,585,007
Change in the liability for defined benefits
Defined benefit obligations at the beginning of the year		1,519,084,202	1,441,356,415
Service costs		21,151,945	20,793,204
Financing costs		104,844,611	105,802,122
Past service costs		34,573	0
Payments by the fund		(71,232,349)	(68,295,593)
Defined benefit liabilities at end of year		$ 1,373,548,493	$ 1,519,084,202

[1]	The variation between 2021 and 2020 is mainly the result of the contractual review, in which the retirement requirements are maintained.
[2]	Variations in financial assumptions are due to the increase in the discount rate from 7.08% in 2020 to 8.46% in 2021.
[3]	The variation in this assumption depends on factors that changes from year to year. One of these factors is the estimated increase in employee benefits, from 3.62% in 2020 to 5.81% in 2021.
[4]	(4) The variation between 2021 and 2020 is mainly due to the result of the contractual review, in which the retirement requirements are maintained.